Other income (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Other Income

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Gain (loss) on divestitures, net of divestitures related costs	$(22)	$15	$3
Gain (loss) on sale of assets	2	2	25
Other, net	2	(4)	21

Total other income (loss)	$(18)	$14	$49